THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK†† — 96.4%

	Shares	Value

CONSUMER DISCRETIONARY — 8.4%

Bowlero	18,600	$201,066

Dorman Products*	2,600	211,666

Five Below*	1,400	251,244

Papa John’s International	2,500	183,700

Skyline Champion*	2,400	164,352

		1,012,028

CONSUMER STAPLES — 3.7%

Primo Water	15,800	230,364

Vital Farms*	15,100	217,138

		447,502

ENERGY — 2.6%

Clean Energy Fuels*	35,700	105,315

Helix Energy Solutions Group*	22,100	207,740

		313,055

FINANCIALS — 2.6%

Live Oak Bancshares	5,400	196,398

Shift4 Payments, Cl A*	1,700	122,077

		318,475

HEALTH CARE — 22.6%

Addus HomeCare*	2,200	190,520

ADMA Biologics*	24,800	128,712

Avid Bioservices*	14,400	97,488

Azenta*	3,400	221,680

Encompass Health	4,300	305,472

Ensign Group	2,100	237,762

Globus Medical, Cl A*	2,500	131,975

Haemonetics*	3,300	252,318

Harmony Biosciences Holdings*	3,900	123,006

Lantheus Holdings*	3,100	160,983

Omnicell*	4,000	128,680

Prestige Consumer Healthcare*	4,000	246,160

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value

HEALTH CARE — continued

Progyny*	6,100	$232,349

STAAR Surgical*	3,600	100,836

Tandem Diabetes Care*	7,800	177,840

		2,735,781

INDUSTRIALS — 27.0%

Albany International, Cl A	3,400	302,294

API Group*	9,500	299,440

Construction Partners, Cl A*	7,100	323,050

GATX	1,700	208,505

Griffon	5,500	320,430

Hillenbrand	2,600	121,082

Hub Group, Cl A*	3,900	176,592

ICF International	2,700	375,408

Kratos Defense & Security Solutions*	12,900	218,397

Tetra Tech	1,900	300,542

Upwork*	8,700	119,277

V2X*	4,000	155,560

Vicor*	2,798	105,401

WNS Holdings ADR*	3,462	240,090

		3,266,068

INFORMATION TECHNOLOGY — 25.0%

A10 Networks	13,700	183,169

Axcelis Technologies*	1,500	195,075

Fabrinet*	1,500	320,265

IPG Photonics*	2,100	205,569

Model N*	6,413	172,830

Napco Security Technologies	7,900	274,525

Power Integrations	2,800	209,888

PowerSchool Holdings, Cl A*	12,100	284,834

Progress Software	4,800	272,688

PROS Holdings*	8,000	275,360

Rambus*	3,700	253,561

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued

Viavi Solutions*	15,900	$156,297

Zuora, Cl A*	24,300	222,102

		3,026,163

MATERIALS — 4.5%

Materion	2,000	233,940

MP Materials*	5,900	93,279

Osisko Gold Royalties	15,200	221,312

		548,531

TOTAL COMMON STOCK (Cost $10,367,142)		11,667,603

SHORT-TERM INVESTMENT(A) — 2.2%

First American Government Obligations Fund, Cl X , 5.372% (Cost $263,062)	263,062	263,062

TOTAL INVESTMENTS— 98.5% (Cost $10,630,204)		$11,930,665

Percentages are based on Net Assets of $12,109,765.

*	Non-income producing security.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	The rate reported is the 7-day effective yield as of January 31, 2024.

ADR	American Depositary Receipt
Cl	Class

RHJ-QH-002-4100

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK†† — 96.1%

	Shares	Value

COMMUNICATION SERVICES — 1.5%

Entravision Communications, Cl A	25,488	$102,717

Thryv Holdings*	10,562	215,887

		318,604

CONSUMER DISCRETIONARY — 9.4%

Green Brick Partners*	8,789	458,522

Johnson Outdoors, Cl A	4,708	210,730

Lincoln Educational Services*	23,541	210,928

Lindblad Expeditions Holdings*	22,601	208,833

ONE Group Hospitality*	26,815	117,986

Standard Motor Products	7,680	309,888

XPEL*	4,782	255,598

Zumiez*	11,646	199,962

		1,972,447

CONSUMER STAPLES — 3.1%

elf Beauty*	2,240	357,347

Vital Farms*	19,584	281,618

		638,965

ENERGY — 2.0%

Clean Energy Fuels*	70,612	208,305

DMC Global*	11,879	202,181

		410,486

FINANCIALS — 5.7%

Federal Agricultural Mortgage, Cl C	2,717	506,150

Live Oak Bancshares	7,521	273,539

Repay Holdings, Cl A*	25,420	199,293

TriCo Bancshares	5,804	210,975

		1,189,957

HEALTH CARE — 23.8%

Accuray*	57,774	149,635

ADMA Biologics*	31,264	162,260

AngioDynamics*	34,368	202,771

ANI Pharmaceuticals*	6,706	374,329

Avid Bioservices*	23,345	158,046

iRadimed	8,091	335,048

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value

HEALTH CARE — continued

LeMaitre Vascular	7,074	$410,575

Mesa Laboratories	1,693	155,113

Pennant Group*	25,390	381,104

Simulations Plus	8,569	324,765

Surmodics*	7,066	248,794

Tactile Systems Technology*	17,874	271,148

U.S. Physical Therapy	2,952	272,351

UFP Technologies*	3,662	617,084

Utah Medical Products	3,252	257,591

Zimvie*	19,128	334,357

Zynex*	27,421	324,665

		4,979,636

INDUSTRIALS — 27.1%

AerSale*	15,915	148,010

Alamo Group	2,141	454,491

Allient	7,528	209,730

CBIZ*	6,229	396,538

Construction Partners, Cl A*	9,419	428,565

CRA International	2,226	238,716

Douglas Dynamics	9,999	251,475

Ducommun*	5,721	282,331

Energy Recovery*	14,965	232,107

Exponent	3,176	280,092

Healthcare Services Group*	21,100	199,184

Huron Consulting Group*	3,494	361,734

Karat Packaging	9,418	227,162

Liquidity Services*	18,507	322,947

Montrose Environmental Group*	7,699	224,888

MYR Group*	2,017	290,145

Quest Resource Holding*	34,221	236,125

Sterling Infrastructure*	2,703	202,995

Thermon Group Holdings*	10,941	358,646

Transcat*	2,885	317,466

		5,663,347

INFORMATION TECHNOLOGY — 20.0%

A10 Networks	24,892	332,806

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued

ACM Research, Cl A*	8,543	$147,110

Axcelis Technologies*	1,736	225,767

Clearfield*	5,410	136,278

Harmonic*	31,850	372,645

Luna Innovations*	43,700	313,329

MagnaChip Semiconductor*	20,486	133,774

Model N*	10,197	274,809

Napco Security Technologies	11,622	403,865

nLight*	24,197	314,077

Olo, Cl A*	19,847	102,609

Perficient*	3,908	266,252

PROS Holdings*	14,625	503,392

Vishay Precision Group*	9,147	291,606

Zuora, Cl A*	38,714	353,846

		4,172,165

MATERIALS — 3.5%

American Vanguard	17,734	193,655

Haynes International	6,897	383,956

Mativ	12,792	153,888

		731,499

TOTAL COMMON STOCK (Cost $17,890,318)		20,077,106

SHORT-TERM INVESTMENT(A) — 2.2%

First American Government Obligations Fund, Cl X , 5.372% (Cost $461,899)	461,899	461,899

TOTAL INVESTMENTS— 98.3% (Cost $18,352,217)		$20,539,005

Percentages are based on Net Assets of $20,885,685.

*	Non-income producing security.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	The rate reported is the 7-day effective yield as of January 31, 2024.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2024 (Unaudited)

Cl	Class

RHJ-QH-004-2700